Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Mar. 01, 2017	Jun. 30, 2016
Document And Entity Information Abstract
Entity Registrant Name	Jacksonville Bancorp, Inc.
Entity Central Index Key	0001484949
Trading Symbol	jxsb
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding		1,801,701
Entity Public Float			$ 49.0
Document Type	10-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY